Accounts Receivable, net	12 Months Ended
Dec. 31, 2018
Trade and other receivables [abstract]
Disclosure of trade and other receivables [text block]
Note 11.	Accounts Receivable, net

	January 1, 2017	December 31, 2017	December 31, 2018
	(in thousands)
Accounts receivable	$193,929	188,774	189,569
Less: Allowance for doubtful accounts	(1,395)	-	-
Less: Loss allowance	-	-	(290)
	$192,534	188,774	189,279

As of December 31, 2018, the Company measures the loss allowance for accounts receivable using the simplified approach under IFRS 9 with the lifetime expected credit losses. To measure the expected credit losses, accounts receivable have been grouped based on the days past due, as well as incorporated forward looking information, including relevant industry information. Analysis of expected credit losses as of December 31, 2018, which was measured based on the aforementioned method, was as follows:

	Carrying amount of accounts receivable	Weighted average loss rate	Loss allowance for lifetime expected credit
	(in thousands)
Not past due	$186,654	0.00%	-
Past due within 30 days	2,622	0.00%	-
Past due 31-60 days	3	0%-0.01%	-
Past due 61-90 days	-	0%-6.29%	-
Past due 91-120 days	-	0%-18.21%	-
Past due over 121 days	-	100.00%	-
	$189,279		-

In addition, the Company recognized a loss allowance amounting to $290 thousand as of December 31, 2018 for accounts receivable with gross carrying amount of $290 thousand, due to there was objective evidence indicating that it could not reasonably be expected those receivables would be able to be recovered.

As of January 1, 2017 and December 31, 2017, the Company measured the allowance for doubtful accounts for accounts receivable based on a review of collectability of accounts receivable. Aging analysis of accounts receivable, which were past due but not impaired, as of January 1, 2017 and December 31, 2017, was as follows:

	January 1, 2017	December 31, 2017
	(in thousands)

Not past due	$188,414	186,681
Past due within 30 days	3,875	1,506
Past due 31-60 days	347	396
Past due 61-90 days	-	-
Past due 91-120 days	-	1
Past due over 121 days	1,293	190
	$193,929	188,774

The activity in the loss allowance is as follows:

Loss Allowance

Period	Balance at Beginning of year	Charges to earnings	Amounts utilized / write-offs	Balance at end of year
	(in thousands)

Year 2017	$1,395	155	(1,550)	-
Year 2018	$-	290	-	290